Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Other Long-term Liabilities
Deferred revenue	[1]	$ 13,271	$ 2,326
Employee benefit obligation		627	747
Other long-term liabilities		13,898	3,073
Discount on long-term advances from customers		$ 458

[1]	Includes significant discounting on long-term advances from customers